Lease Agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Lease Agreements [Abstract]
Number of commercial buildings leased	3
Number of commercial portions of mixed use communities leased	19
Future minimum rent
2012	$ 6,778
2013	6,772
2014	6,735
2015	5,404
2016	3,259
Thereafter	16,301
Total future minimum rent	$ 45,249